Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right-of-Use Assets of Lease Liabilities	The following represents the aggregate right-of-use assets and related lease liabilities from operating lease agreements for certain offices as:
	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands
Amounts recognized in the consolidated balance sheet – Right-of-use assets, net	$690	$946
Current liabilities	$218	$271
Long-term liabilities	424	615
Total operating leased liabilities	$642	$886
Weighted average lease term – operating lease	3.7 years
Weighted average discount rate – operating lease	6.73%

Schedule of Cash Flows Related Operating Lease Liabilities	The future cash flows related to the operating lease liabilities as of December 31, 2023, were as follows:
U.S. dollars in thousands
Years ending December 31:
2024	250
2025	145
2026	141
2027	141
2028	40
Total lease payments (undiscounted)	717
Less – discount to net present value	(75)
Present value of lease liabilities	$642